UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226850-01

Central Index Key Number of the issuing entity:     0001754913

BBCMS Mortgage Trust 2018-C2

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226850

Central Index Key Number of the depositor:     0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Bank PLC

(Central Index Key Number 0000312070)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number 0001558761)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

KeyBank National Association

(Central Index Key Number 0001089877)

(Exact name of sponsor as specified in its charter)

Daniel Vinson, (212) 528-8224

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 19, 2018
BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC

	By:	/s/ Daniel Vinson
Name: Daniel Vinson
Title: Chief Executive Officer